Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	$ 2,293,296
– available-for-sale investments: fair value gains/(losses)	1,227	$ 475	$ (1,231)
– cash flow hedges: fair value gains/(losses)	(1,046)	(297)	704
– exchange differences	8,939	(9,791)	(11,112)
Financial assets	2,433,785	2,293,296
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	2,099,449
Total gains/(losses) recognised in profit or loss	(4,107)	(1,672)
– fair value gains/(losses)	1,227	475	(1,231)
– fair value (losses)/gains	(1,046)	(297)	704
– other exchange differences	8,939	(9,791)	(11,112)
Financial liabilities	2,220,739	2,099,449
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	13,447
Financial assets	12,388	13,447
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	5,919
Financial liabilities	6,144	5,919
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	153,691
Financial liabilities	184,361	153,691
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	153,691
Financial liabilities	184,361	153,691
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	0	0
– exchange differences	169	(130)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	3,582	4,285
Total gains/(losses) recognised in profit or loss	154	337
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	169	(130)
– fair value gains/(losses)	0	0
– fair value (losses)/gains	0	0
– other exchange differences	169	(130)
Purchases	5	20
New issuances	1,915	1,882
Sales	(12)	(40)
Settlements	(998)	(1,907)
Transfers out	(678)	(920)
Transfers in	63	55
Financial liabilities	4,200	3,582	4,285
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(117)	(143)
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	86,832
Financial liabilities	94,429	86,832
Financial liabilities designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	86,832
Financial liabilities	94,429	86,832
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	0	0
– exchange differences	1	(1)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	37	3
Total gains/(losses) recognised in profit or loss	(5)	(1)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	(1)
– fair value gains/(losses)	0	0
– fair value (losses)/gains	0	0
– other exchange differences	1	(1)
Purchases	0	6
New issuances	0	0
Sales	0	(2)
Settlements	0	0
Transfers out	(33)	0
Transfers in	0	32
Financial liabilities	0	37	3
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	1
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	279,819
Financial liabilities	216,821	279,819
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	(35)	12
– exchange differences	155	(252)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	2,300	1,210
Total gains/(losses) recognised in profit or loss	400	1,428
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	120	(240)
– fair value gains/(losses)	0	0
– fair value (losses)/gains	(35)	12
– other exchange differences	155	(252)
Purchases	23	0
New issuances	0	0
Sales	(12)	0
Settlements	(123)	(239)
Transfers out	(1,030)	(229)
Transfers in	266	370
Financial liabilities	1,944	2,300	1,210
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(397)	(335)
Available for sale
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	389,874
Financial assets	336,157	389,874
Available for sale | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	389,874
Financial assets	336,067	389,874
Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	3,476	4,727
Total gains/(losses) recognised in profit or loss	351	178
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	71	(162)
– available-for-sale investments: fair value gains/(losses)	(30)	123
– cash flow hedges: fair value gains/(losses)	0	0
– exchange differences	101	(285)
Purchases	200	350
New issuances	0	0
Sales	(939)	(1,212)
Settlements	(69)	(177)
Transfers out	(565)	(947)
Transfers in	907	719
Financial assets	3,432	3,476	4,727
Unrealised gains/(losses) recognised in profit or loss relating to assets held	16	87
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	(30)	123
– fair value (losses)/gains	0	0
– other exchange differences	101	(285)
Trading assets
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	235,125
Financial assets	287,995	235,125
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	235,125
Financial assets	287,995	235,125
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	6,489	6,856
Total gains/(losses) recognised in profit or loss	(188)	31
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	106	(610)
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	(1)	0
– exchange differences	107	(610)
Purchases	1,503	823
New issuances	0	0
Sales	(3,221)	(1,760)
Settlements	(331)	(311)
Transfers out	(149)	(199)
Transfers in	843	1,659
Financial assets	5,052	6,489	6,856
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(110)	(170)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– fair value (losses)/gains	(1)	0
– other exchange differences	107	(610)
Financial assets designated at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	24,756
Financial assets	29,464	24,756
Financial assets designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	24,756
Financial assets	29,464	24,756
Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	730	474
Total gains/(losses) recognised in profit or loss	(107)	25
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	7	(8)
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	3	0
– exchange differences	4	(8)
Purchases	1,127	359
New issuances	0	0
Sales	(130)	(7)
Settlements	(166)	(113)
Transfers out	(3)	(2)
Transfers in	2	2
Financial assets	1,460	730	474
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(146)	21
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– fair value (losses)/gains	3	0
– other exchange differences	4	(8)
Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	290,872
Financial assets	219,818	290,872
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	290,872
Financial assets	219,818	290,872
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	2,752	2,262
Total gains/(losses) recognised in profit or loss	152	1,107
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	188	(335)
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	(23)	0
– exchange differences	211	(335)
Purchases	2	0
New issuances	1	0
Sales	(8)	0
Settlements	(60)	(107)
Transfers out	(885)	(187)
Transfers in	302	12
Financial assets	2,444	2,752	$ 2,262
Unrealised gains/(losses) recognised in profit or loss relating to assets held	218	364
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– fair value (losses)/gains	(23)	0
– other exchange differences	211	(335)
Trading income/(expense) excluding net interest income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	154	337
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(117)	(143)
Trading income/(expense) excluding net interest income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Trading income/(expense) excluding net interest income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	400	1,428
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(397)	(335)
Trading income/(expense) excluding net interest income | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Trading income/(expense) excluding net interest income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(188)	31
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(110)	(170)
Trading income/(expense) excluding net interest income | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Trading income/(expense) excluding net interest income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	152	1,107
Unrealised gains/(losses) recognised in profit or loss relating to assets held	218	364
Net income/(expense) from other financial instruments designated at fair value | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Net income/(expense) from other financial instruments designated at fair value | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(5)	(1)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	1
Net income/(expense) from other financial instruments designated at fair value | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Net income/(expense) from other financial instruments designated at fair value | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Net income/(expense) from other financial instruments designated at fair value | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Net income/(expense) from other financial instruments designated at fair value | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(107)	25
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(146)	21
Net income/(expense) from other financial instruments designated at fair value | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Gains less losses from financial investments | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	313	91
Gains less losses from financial investments | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	38	87
Unrealised gains/(losses) recognised in profit or loss relating to assets held	16	87
Loan impairment charges and other credit risk provisions (‘LICs’) | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Financial assets designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	$ 0	$ 0